Equity Method Investments - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2025	Dec. 31, 2024
Disclosure of associates [line items]
Equity method investments		$ 202	$ 269
Share of post-tax (losses) earnings in equity method investments		(28)	40
Proceeds from sales of investments accounted for using equity method		0	$ 1,854
Shares in the investee company disposed during the period			16,000,000
Proceeds from (payment to) settlement of foreign exchange contracts			$ 24
Elite [Member]
Disclosure of associates [line items]
Minority interest percentage	19.90%
Proceeds from sales of investments accounted for using equity method		$ 231